AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES	12 Months Ended
Mar. 31, 2026
Amount Due Fromto Joint Operation Parties
AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES

NOTE – 13 AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES

	As of March 31,
	2025	2026
	HKD	HKD
Amount due from/(to) joint operation parties	$1,759,280	$4,462,298

The balance represented the amount due from/(to) joint operation parties for co-organizers with profit sharing for the event jointly operated. The relevant amount will be settled after the events completed.